Condensed Parent Company Financial Information (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 4,311,498	$ 4,641,204	$ 4,484,817
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	701,025	649,056	772,483
(Increase) decrease in other assets	1,224,349	(446,316)	907,909
Net cash provided by operating activities	4,834,441	5,097,319	7,280,431
Payment for acquisition	6,628,035
Net cash (used in) investing activities, investing activities operating activities	2,007,798	(18,143,829)	5,056,356
Cash flows from financing activities:
Purchase of treasury stock	(1,136,430)	(72,200)
Proceeds from sale of treasury shares	12,443	13,604	10,657
Net cash provided by (used in) financing activities	3,104,883	(14,457,839)	(19,711,953)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,947,122	(27,504,349)	(7,375,167)
At beginning of year	22,407,458	49,911,807	57,286,974
At end of year	32,354,580	22,407,458	49,911,807
Parent Company [Member]
Cash flows from operating activities:
Net income	4,311,498	4,641,204	4,484,817
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(1,698,844)	(4,189,119)	(4,146,995)
Depreciation and amortization	25,622	25,622	25,622
(Increase) decrease in other assets	(4,412)	(665,429)	45,914
Increase (decrease) in other liabilities, including accrued expenses	(70,785)	201,086	(24,521)
Net cash provided by operating activities	2,563,079	13,364	384,837
Payment for acquisition	(1,197,237)
Net cash (used in) investing activities, investing activities operating activities	(1,197,237)
Cash flows from financing activities:
Purchase of treasury stock	(1,136,430)	(72,200)
Proceeds from sale of treasury shares	12,443	13,604	10,657
Cash dividends paid	(1,193,419)	(689,380)	(172,315)
Net cash provided by (used in) financing activities	(2,317,406)	(747,976)	(161,658)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(951,564)	(734,612)	223,179
At beginning of year	1,070,196	1,804,808	1,581,629
At end of year	$ 118,632	$ 1,070,196	$ 1,804,808